Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2023	2024
Rental and utility deposit	$23	$23
Advance to suppliers	129	5
Prepayment	429	404
Dividend receivable	164	196
Others	404	600
	$1,149	$1,228